Investments (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Investments [Abstract]
Investments	$ 2,000,000		$ 2,000,000
Interest income	$ 28,285	$ 5,390	$ 29,363	$ 9,697	$ 25,614	$ 142,596